Investment in RealD (Detail) (Investment In Real D, USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment In Real D
Schedule of Equity Method Investments [Line Items]
Beginning Balance	$ 13,707	$ 9,709	$ 27,993
Fair value of options earned			3,402	18,909
Exercise of options at $0.00667 per share			8
Unrealized holding gain (loss)	2,189	3,998	(21,694)	9,084
Ending Balance	$ 15,896	$ 13,707	$ 9,709	$ 27,993